Note 14 - Related Party Disclosures	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
14.	Related party disclosures

(a)	Key management personnel

Key management personnel, which consists of the Company’s officers (President and Chief Executive Officer, Chief Financial Officer, Chief Development Officer, former Chief Medical Officer and former Chief Scientific Officer) and directors, earned the following compensation for the following years:

	2022	2021	2020

Salaries and wages	1,555	1,501	892
Board fees	285	230	142
Stock option expense	886	797	873
	2,726	2,528	1,907

(b)	Amounts payable to related parties

As at March 31, 2022, the Company had trade and other payables in the normal course of business, owing to directors and officers of $0.1 million, (2021 - $0.1 million) related to board fees and accrued vacation.